SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED) - Selected Quarterly Financial Data (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Change in Accounting Estimate [Line Items]
Net sales	$ 1,075,538	$ 957,931	$ 932,253	$ 916,034	$ 759,982	$ 675,574	$ 723,601	$ 772,031	$ 3,881,756	$ 2,931,188	$ 3,307,998
Gross profit	268,440	253,203	273,963	269,707	219,189	212,481	237,389	255,180	1,065,313	924,239	1,047,816
Income from operations	91,163	102,011	113,701	114,858	62,800	120,096	133,284	142,181	421,733	458,361	607,567
Net income attributable to Wabtec shareholders	$ 48,948	$ 67,399	$ 72,025	$ 73,889	$ 46,328	$ 82,428	$ 90,485	$ 94,163	$ 262,261	$ 304,887	$ 398,628
Basic earnings from operations per common share (in dollars per share)	$ 0.51	$ 0.70	$ 0.75	$ 0.77	$ 0.42	$ 0.92	$ 1.00	$ 1.03	$ 2.74	$ 3.37	$ 4.14
Diluted earnings from operations per common share (in dollars per share)	$ 0.51	$ 0.70	$ 0.75	$ 0.77	$ 0.42	$ 0.91	$ 1.00	$ 1.02	$ 2.72	$ 3.34	$ 4.10
Restatement Adjustment
Change in Accounting Estimate [Line Items]
Income from operations	$ (14,800)